DEBT (Tables)	12 Months Ended
Dec. 31, 2013
Carrying Value of Long-Term Debt Outstanding

The carrying value of long-term debt outstanding was as follows at December 31, 2013 and 2012:

	2013	2012
	(in millions)
Long-term debt:
Senior notes:
$500 million, 6.45% due June 1, 2016	$517	$523
$500 million, 7.20% due June 15, 2018	505	506
$300 million, 6.30% due August 1, 2018	314	317
$600 million, 3.15% due December 1, 2022	598	598
$250 million, 8.15% due June 15, 2038	266	267
$400 million, 4.625% due December 1, 2042	400	400

Total long-term debt	$2,600	$2,611